Related party transactions (Acquisitions) (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended			3 Months Ended
	May 17, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 21, 2014	Mar. 21, 2014	Nov. 04, 2014	Dec. 31, 2014	May 10, 2005	Jan. 02, 2014
Related Party Transaction [Line Items]
Shareholders' Ownership Percentage to Trigger Mandatory Offer Rules, Minimum		33.33%						33.33%
Gain on disposals		$ 632,000,000	$ 61,000,000	$ 0
Proceeds from disposal of investments in associated companies	65,000,000	373,000,000	0	65,000,000
Share in results from associated companies (net of tax)		89,000,000	(223,000,000)	(220,000,000)
Shareholders' ownership percentage									24.17%
Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Ownership interest, percentage						49.00%	49.00%			49.00%
Seadrill Operating LP
Related Party Transaction [Line Items]
Ownership interest, percentage					42.00%					70.00%
Equity method investment, percentage of investment sold					28.00%
Proceeds from disposal of investments in associated companies					373,000,000
Share in results from associated companies (net of tax)					(88,000,000)
West Auriga
Related Party Transaction [Line Items]
Enterprise value						1,240,000,000
Debt assumed						443,000,000
Purchase price						797,000,000
Cash						697,000,000
Discount note issued						100,000,000
Gain on disposals						440,000,000
Disposal group, goodwill						33,000,000
Consideration						466,000,000
West Vela
Related Party Transaction [Line Items]
Enterprise value							900,000,000
Debt assumed							433,000,000
Purchase price							541,000,000
Cash							467,000,000
Deferred consideration							74,000,000
Gain on disposals							191,000,000
Disposal group, goodwill							41,000,000
Deferred contingent consideration per day, remainder of contract							44,000
Deferred contingent consideration per day							40,000
Consideration							535,000,000
Gain (loss) on contingent consideration related to disposals								$ 1,000,000